UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                      811-22517

                                              ASGI Corbin Multi-Strategy Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc.
401 South Tryon Street
                              Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
                                Boston, MA  02116
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end:   March 31

Date of reporting period:  September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Financial Statements as of and for the
Six Months Ended September 30, 2012

ASGI Corbin Multi-Strategy Fund, LLC

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited)
As of September 30, 2012

			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value
Investment Funds - 103.43%

Event Driven/Distressed - 41.72%	Anchorage Capital Partners LP	$11,470	$6,950
	Anchorage Capital Partners Offshore Ltd	2,418,631	2,499,004
	Archer Capital Fund LP*	60,760	56,191
	Archer SPE I LLC*	89,667	73,298
	Drawbridge Special Opportunities Fund LP*	1,648,509	2,052,639
	Garrison Special Opportunities Fund LP*	1,020,427	961,677
	Halcyon Structured Opportunities Fund LP*	26,341	23,611
	Jet Capital Concentrated Offshore Fund Ltd	3,097,383	3,255,663
	Perella Weinberg Partners Asset Based Value Offshore Fund LP	2,970,709	3,344,860
	Redwood Offshore Fund Ltd	3,900,000	4,117,281
	Serengeti Lycaon Overseas Ltd	3,202,303	3,424,335
	Silver Lake Credit Fund (Offshore) Ltd	1,400,000	1,432,385
	Venor Capital Offshore Ltd	2,900,000	2,999,141
			24,247,035

Global Macro - 10.36%	Autonomy Global Macro Fund Ltd	2,500,000	2,664,973
	BH Macro Ltd	463,250	476,250
	COMAC Global Macro Fund Limited	1,719,133	1,673,634
	Tyticus Partners II Ltd	91,513	95,131
	WCG Offshore Fund Ltd	1,091,131	1,114,361
			6,024,349

Long/Short Equity - 26.71%	Cadian Offshore Fund Ltd	2,240,000	2,417,386
	Fox Point Offshore Ltd	1,500,000	1,366,647
	JHL Capital Group Fund Ltd	675,000	661,562
	Marble Arch Offshore Partners Ltd	2,220,568	2,554,925
	Pelham Long/Short Fund Ltd	2,300,000	2,386,633
	Pershing Square International Ltd	1,000,000	1,038,138
	Squadra Equity Fund Ltd	1,400,000	1,341,365
	SRS Partners Ltd	3,250,000	3,275,385
	Third Point Offshore Investors Ltd	378,000	410,800
	TPG-Axon Partners LP*	70,815	71,391
			15,524,232

Relative Value - 24.64%	BlueCrest Capital International Ltd	1,862,169	2,047,448
	CQS ABS Feeder Fund Ltd	2,448,675	2,695,589
	D. E. Shaw Composite Fund LLC*	91,816	96,293
	D.E. Shaw Oculus International Fund	986,248	1,341,907
	Mariner-Tricadia Credit Strategies Ltd	3,137,134	3,287,510
	Pine River Fixed Income Fund Ltd	2,678,811	3,070,609
	QVT Onshore, LP*	259,971	281,147
	QVT SLV Onshore Ltd*	62,453	95,980
	QVT Special Investment Onshore Fund Ltd*	27,449	33,616
	Saba Capital Leveraged Offshore Fund Ltd	1,372,643	1,371,190
			14,321,289

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of September 30, 2012

Strategy	Investments	Strike Price	Expiration Date	Cost	(in U.S. dollars) Fair Value
Purchased Options – 0.08%

Currency Options - 0.00%

	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	JPY 100	2/28/2013	$2,428	$-
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	JPY 120	4/24/2014	5,808	5
					5

Index Options - 0.08%
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,350	11/17/2012	8,109	2,655
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,450	11/17/2012	5,046	6,960
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,400	12/22/2012	32,418	17,370
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,400	12/31/2012	27,858	18,930
					45,915
Total Investments (Cost - $56,654,646**) - 103.51%					60,162,825
Other Assets and Liabilities, net - (3.51)%					(2,039,346)
Members' Capital - 100.00%					$58,123,479

Percentages shown are stated as a percentage of members' capital as of September 30, 2012. All investments in Investment Funds are non-income producing.

* Investment Fund held in ASGI Special Asset Holdings, Inc.
** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2012, as computed for federal income tax purposes were as follows:

Aggregate cost	$56,654,646

Gross unrealized appreciation	$5,127,637
Gross unrealized depreciation	(1,619,458)
Net unrealized appreciation	$3,508,179

Investments by Strategy (as a percentage of total investments)
Investment Funds
Event Driven/Distressed	40.30%
Long/Short Equity	25.80
Relative Value	23.81
Global Macro	10.01
Total Investment Funds	99.92
Purchased Options	0.08
100.00%

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

Credit Default Swap Agreements Fair Value as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3) (USD)	Upfront Payments (Received)/ Paid	Change in Unrealized Appreciation/ Depreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 10 Version 1	Buy	(2.20)	12/20/2013	€147,500	$1,400	$5,402	$(1,253)	$(2,749)
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 9 Version 1	Buy	(2.90)	6/20/2013	€92,000	(586)	751	(591)	(746)
Morgan Stanley Capital Services Inc.	iTraxx Europe Series 9 Version 1	Buy	(0.43)	6/20/2015	€285,000	(676)	(848)	(1,335)	1,507
Morgan Stanley Capital Services Inc.	CDX.NA.IG.18	Buy	(1.00)	6/20/2017	$1,520,000	(6,501)	10,538	-	(17,040)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.18	Buy	(1.00)	6/20/2017	$1,470,000	(6,287)	4,638	-	(10,925)
						$(12,650)	$20,481	$(3,179)	$(29,953)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3) (USD)	Upfront Payments (Received)/ Paid	Change in Unrealized Appreciation/ Depreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)
Morgan Stanley Capital Services Inc.	Kingdom of Spain	Buy	(0.40)	3/20/2018	$21,000	$3,404	$3,611	$363	$(570)
Morgan Stanley Capital Services Inc.	BorgWarner, Inc.	Buy	(1.00)	3/20/2015	$57,000	(525)	(816)	179	112
Morgan Stanley Capital Services Inc.	Credit Suisse (USA), Inc.	Buy	(0.33)	12/20/2014	$81,000	398	141	346	(89)
Morgan Stanley Capital Services Inc.	Federal Republic of Germany	Buy	(0.12)	9/20/2018	$114,000	3,430	4,324	651	(1,545)
Morgan Stanley Capital Services Inc.	Caterpillar Financial Services Corporation	Buy	(2.73)	12/20/2013	$29,500	(907)	(1,835)	684	244
Morgan Stanley Capital Services Inc.	Kingdom of Sweden	Buy	(0.69)	12/20/2015	$42,000	(777)	(606)	(12)	(159)
Morgan Stanley Capital Services Inc.	Lowe's Companies, Inc.	Buy	(1.25)	12/20/2013	$126,000	(1,542)	(3,403)	1,145	716
Morgan Stanley Capital Services Inc.	Masco Corp.	Buy	(1.00)	3/20/2015	$57,000	380	2,235	(505)	(1,350)
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	6/20/2014	$98,000	(1,200)	384	(1,620)	36
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	9/20/2014	$32,500	(436)	212	(629)	(19)
Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	Buy	(1.00)	12/20/2015	$130,000	(1,155)	523	(711)	(967)
Morgan Stanley Capital Services Inc.	Nordstrom, Inc.	Buy	(1.00)	6/20/2014	$100,000	(1,302)	(1,065)	(565)	328
Morgan Stanley Capital Services Inc.	ProLogis	Buy	(1.00)	12/20/2014	$63,000	(66)	1,054	(1,134)	14
Morgan Stanley Capital Services Inc.	The Goldman Sachs Group, Inc.	Buy	(0.47)	12/20/2017	$40,000	2,841	1,988	1,918	(1,065)
Morgan Stanley Capital Services Inc.	Simon Property Group, LP	Buy	(1.00)	12/20/2014	$126,000	(1,353)	(948)	(400)	(5)
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.00)	6/20/2014	$100,000	(889)	(1,334)	524	(79)
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.50)	12/20/2013	$21,000	(296)	(594)	258	40
Morgan Stanley Capital Services Inc.	Yum! Brands, Inc.	Buy	(2.30)	12/20/2013	$59,000	(1,531)	(3,256)	1,144	581
Morgan Stanley Capital Services Inc.	Wells Fargo & Company	Buy	(0.73)	3/20/2014	$20,500	(130)	13	(148)	5
Morgan Stanley Capital Services Inc.	Capital One Bank (USA), National Association	Buy	(1.00)	6/20/2016	$100,000	(1,604)	(1,465)	(432)	293
Morgan Stanley Capital Services Inc.	People's Republic Of China	Buy	(1.00)	6/20/2016	$100,000	(1,710)	(1,057)	771	(1,424)
Morgan Stanley Capital Services Inc.	Commonwealth of Australia	Buy	(1.00)	12/20/2016	$109,000	(2,564)	(972)	(885)	(707)
Morgan Stanley Capital Services Inc.	National Australia Bank Ltd	Buy	(1.00)	12/20/2016	$49,000	306	1,923	(1,300)	(317)
Morgan Stanley Capital Services Inc.	Commonwealth Bank of Australia	Buy	(1.00)	12/20/2016	$98,000	516	3,845	(2,599)	(730)
Morgan Stanley Capital Services Inc.	Australia and New Zealand Banking Group Ltd	Buy	(1.00)	12/20/2016	$98,000	548	3,845	(2,599)	(698)
Morgan Stanley Capital Services Inc.	French Republic	Buy	(0.25)	9/20/2017	$432,000	17,112	26,314	-	(9,202)
						$10,948	$33,061	$(5,556)	$(16,557)

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Written Options Open as of September 30, 2012:

Description	Strike Price	Expiration Date	Premium Received/ (Paid)	Fair Value (USD)	Change in Unrealized Appreciation/Depreciation Prior Period (USD)	Change in Unrealized Appreciation/Depreciation Current Period (USD)

Currency Options

Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	110	2/28/2013	$1,338	$-	$1,336	$2
Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	130	4/24/2014	4,162	(2)	4,147	12

Index Options

Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,475	11/17/2012	4,581	(3,360)	-	1,221
Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,500	11/17/2012	2,094	(940)	-	1,154
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,250	11/17/2012	3,291	(855)	-	2,436
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,410	11/17/2012	2,994	(3,980)	-	(986)
Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,450	12/22/2012	18,582	(19,110)	-	(528)
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,325	12/22/2012	19,182	(8,400)	-	10,782
Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,475	12/31/2012	14,982	(13,290)	-	1,692
Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	1,325	12/31/2012	15,582	(9,540)	-	6,042
			$86,788	$(59,477)	$5,483	$21,827

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

Equity sold short as of September 30, 2012:

Description	Shares	Proceeds Received	Fair Value (USD)	Change in Unrealized Appreciation/Depreciation Prior Period (USD)	Change in Unrealized Appreciation/ Depreciation Current Period (USD)

SPDR S&P Retail ETF	2,800	$159,541	$(175,700)	$(11,959)	$(4,200)

A Summary of derivative instruments by primary risk exposure is outlined in the following tables:

The fair value of derivative instruments as of September 30, 2012 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value (USD)

Asset derivatives

Credit Contracts	Credit default swaps, at fair value	$30,335
Foreign Exchange Contracts	Investments in purchased currency options contracts, at fair value	5
Equity Index Contracts	Investments in purchased index options contracts, at fair value	45,915

Total asset derivatives		$76,255

Liability derivatives

Credit Contracts	Credit default swaps, at fair value	$(32,037)
Foreign Exchange Contracts	Written currency options, at fair value proceeds received	(2)
Equity Index Contracts	Written index options, at fair value proceeds received	(59,475)

Total liability derivatives		$(91,514)

Net realized gain/(loss) and net change in unrealized appreciation/depreciation due to investments in derivatives for the six months ended September 30, 2012 were as follows:

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options	Swaps	Equity	Total
Equity Index Contracts	$(21,469)	$-	$-	$(21,469)
Credit Contracts	-	1,052	-	1,052
Total	$(21,469)	$1,052	$-	$(20,417)

Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Options	Swaps	Equity	Total
Equity Index Contracts	$3,927	$-	$-	$3,927
Foreign Exchange Contracts	(15)	-	-	(15)
Credit Contracts	-	(46,510)	-	(46,510)
Total	$3,912	$(46,510)	$-	$(42,598)

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital (unaudited)
As of September 30, 2012

Assets

Investments in Investment Funds, at fair value (cost - $56,572,979)	$60,116,905
Investments in purchased currency options contracts, at fair value (cost - $8,236)	5
Investments in purchased index options contracts, at fair value (cost - $73,431)	45,915
Total Investments	60,162,825
Investments in Investment Funds paid in advance	500,000
Cash and cash equivalents	8,651,094
Receivable from Investment Funds sold	1,928,255
Due from Adviser	127,912
Other prepaid assets	1,682
Total assets	71,371,768

Liabilities

Tendered shares payable	8,126,270
Subscriptions received in advance	4,517,900
Management fee payable	184,671
Equity sold short, at fair value (proceeds received - $159,541)	175,700
Written index options, at fair value (proceeds received - $81,288)	59,475
Directors' fee payable	13,419
Interest payable on credit default swaps	1,768
Credit default swaps, at fair value (upfront premiums paid $53,542)	1,702
Written currency options, at fair value (proceeds received - $5,500)	2
Accrued expenses and other liabilities	159,216
Total liabilities	13,240,123

Members' Capital

Total members' capital	$58,131,645

Members' Capital Consists of:

Paid-in capital	$56,568,702
Undistributed net investment loss	(1,552,126)
Accumulated net realized gain on investments	105,353
Net change in unrealized appreciation/depreciation on investments	3,009,716
Retained earnings	1,562,943
Total members' capital	$58,131,645

Members' Capital per Share

ASGI Corbin Multi-Strategy Fund Class A (30,040.357 Shares outstanding)	$102.19

ASGI Corbin Multi-Strategy Fund Class I (524,609.280 Shares outstanding)	$104.94

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Statement of Operations (unaudited)
For the Six Months Ended September 30, 2012

Investment Income

Interest	$2,758

Fund Expenses

Management fee	311,898
Professional fees	164,525
Administrative and custodian fees	148,574
Directors' fees	23,677
Commitment fees	16,000
Other operating expenses	24,631
Total operating expenses	689,305
Interest expense	24,937
Total expenses	714,242
Less: Reimbursement from Adviser	(127,912)
Net expenses	586,330
Net investment loss	(583,572)

Net Realized and Unrealized Gain/Loss on Investments

Net realized gain on Investment Funds	97,384
Net realized loss on index options	(21,469)
Net realized gain on credit default swaps	1,052
Net realized gain on foreign currency translations	26
Net change in unrealized appreciation/depreciation from investments in Investment Funds	1,913,903
Net change in unrealized appreciation/depreciation on purchased currency option contracts	(29)
Net change in unrealized appreciation/depreciation on written currency option contracts	14
Net change in unrealized appreciation/depreciation on purchased index option contracts	(3,048)
Net change in unrealized appreciation/depreciation on written index option contracts	6,975
Net change in unrealized appreciation/depreciation on credit default swaps	(46,510)
Net change in unrealized appreciation/depreciation on equity sold short	(4,200)
Net change in unrealized appreciation/depreciation on foreign currency translations	437
Total net realized and unrealized gain on investments	1,944,535
Net increase in members' capital resulting from operations	$1,360,963

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Statements of Changes in Members’ Capital

	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012
Net Increase (Decrease) in Members' Capital Resulting from Operations
Operations

Net investment loss	$(583,572)	$(805,323)
Net realized gain on Investment Funds	97,384	55,047
Net realized gain on Investment Funds receivable	-	5,726
Net realized loss on index options	(21,469)	(78,225)
Net realized loss on currency options	-	(4,071)
Net realized gain on credit default swaps	1,052	25,586
Net realized gain on foreign currency translations	26	3,014
Net change in unrealized appreciation/depreciation from investments in Investment Funds,
currency options, index options, equity sold short and credit default swaps	1,867,542	1,142,174
Net increase in members' capital resulting from operations	1,360,963	343,928

Capital Transactions

Issuance of Shares	37,362,580	19,975,000
Shares tendered	(13,485,565)	(15,635,493)
Increase in members' capital derived from capital transactions	23,877,015	4,339,507

Members' Capital

Total increase in members' capital	25,237,978	4,683,435
Beginning of period	32,893,667	28,210,232
End of period	$58,131,645	$32,893,667

Undistributed net investment loss	$(1,552,126)	$(968,554)

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Statement of Cash Flows (unaudited)
For the Six Months Ended September 30, 2012

Cash Used in Operating Activities

Net increase in members' capital resulting from operations	$1,360,963

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments in Investment Funds	(30,752,602)
Proceeds from the disposition of investments in Investment Funds	5,686,976
Net realized gain on Investment Funds	(97,384)
Purchase of investments in credit default swaps and options	(170,549)
Proceeds from the disposition of investments in credit default swaps, options and equities sold short	120,785
Net realized loss on options	21,469
Net realized gain on credit default swaps	(1,052)
Decrease in investments in Investment Funds paid in advance	2,550,000
Increase in Investment Funds sold receivable	(627,036)
Decrease in due from Adviser	480,511
Decrease in other prepaid assets	15,989
Increase in management fee payable	81,853
Increase in directors' fees payable	2,123
Decrease in accrued expenses and other liabilities	(212,108)
Increase in interest payable on credit default swaps	841
Increase in dividend payable on equity sold short	573
Net change in unrealized appreciation/depreciation from investments in credit default swaps, options
and equities sold short	46,798
Net change in unrealized appreciation/depreciation from investments in Investment Funds	(1,913,903)
Net cash used in operating activities	(23,405,753)

Cash Provided by Financing Activities

Proceeds from issuance of Shares (net of increase in subscriptions received in advance of $1,594,960)	38,957,540
Payments for tender of Shares (net of increase in payable for Shares tendered of $5,505,269)	(7,980,296)
Net cash provided by financing activities	30,977,244

Cash and Cash Equivalents

Net increase in cash and cash equivalents	7,571,491
Cash and cash equivalents at beginning of year	1,079,603
Cash and cash equivalents at end of year	$8,651,094

Supplemental Disclosure of Cash Flow Information

Cash paid during the year for interest expense	$24,937

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Financial Highlights

	Class I			Class A
	For the Six Months Ended September 30, 2012 (unaudited)	For the Year Ended March 31, 2012	For the Period from January 4, 2011(a) to March 31, 2011	For the Period from April 1, 2012(a) to September 30, 2012 (unaudited)
Per Share operating performance:
(For Shares outstanding throughout the period)

Net asset value per Share at beginning of period	$102.67	$101.17	$100.00	$100.00

Income from investment operations:

Net investment loss(b)	(1.21)	(2.40)	(0.60)	(1.19)
Net realized and unrealized gain from investments(b)	3.48	3.90	1.77	3.38
Total from investment operations	2.27	1.50	1.17	2.19
Members' capital per Share at end of period	$104.94	$102.67	$101.17	$102.19

Total return	2.21%	1.48%	1.17%	2.19%

Ratios to average members' capital:
Gross expenses(c) (d)	3.40%	4.15%	7.28%	3.07%
Expenses waived/reimbursed(c) (d)	(1.04%)	(1.79%)	(4.91%)	(0.68%)
Net expenses, including interest expense(c) (d)	2.36%	2.36%	2.37%	2.39%

Net expenses, excluding interest expense(c) (d)	2.26%	2.25%	2.25%	2.29%

Net investment loss(c) (d)	(2.35%)	(2.37%)	(2.37%)	(2.39%)

Members' capital, end of period (in thousands)	$55,054	$32,894	$28,210	$3,070

Portfolio turnover	12.66%	33.34%	4.40%	12.66%

(a) Inception date.
(b) Based on average Shares outstanding.
(c) The expenses and net investment income/(loss) ratios do not include expenses of the Investment Funds in which the Fund invests.
(d) Annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited)
As of and for the Six Months Ended September 30, 2012

 1.  Organization

ASGI Corbin Multi-Strategy Fund, LLC (the “Fund”), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) since January 4, 2011.  The Fund is the successor to an unregistered investment vehicle that commenced operations on April 1, 2007.  The Fund is a closed-end management investment company.  Alternative Strategies Group, Inc. (the “Adviser”), a North Carolina corporation, is the investment adviser to the Fund.  The Adviser has retained Corbin Capital Partners, L.P., a Delaware limited partnership, to act as the subadviser to the Fund (the “Subadviser”).  The Subadviser has been engaged by the Fund and the Adviser to formulate and implement the Fund’s investment program.

On March 23, 2012, ASGI Special Asset Holdings, Inc. (the “Domestic Blocker”) was registered as a corporation in the state of Delaware.  The Domestic Blocker is a wholly-owned subsidiary of the Fund and commenced operations on April 1, 2012.  The Domestic Blocker holds certain illiquid investments in Investment Funds in order for the Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The investment objective of the Fund is to achieve a consistent return on capital, with limited correlation with equity market returns over a full market cycle, through investments in a diversified portfolio of securities and other instruments including, but not limited to, securities of United States (“U.S.”) and non-U.S. corporations, U.S. government securities, non-U.S. government securities, partnership interests, money market instruments, derivatives on securities, commodity interests including futures contracts, options, options on futures, other derivatives including swaps, forward contracts, currencies, physical commodities and other instruments.

Generally, the Fund pursues its investment objective principally by allocating its capital among various collective investment vehicles (“Investment Funds”).  The Fund’s investments consist primarily of Investment Funds across a range of strategies, weighted toward what the Subadviser believes to be lower volatility, relative value oriented strategies.  The Fund may, in addition to investing in Investment Funds, also make investments directly, including, without limitation, for purposes of hedging certain exposures.

The Fund’s Board of Managers (the “Fund Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Valuation of investments in Investments Funds – The Fund values its investments in the Investment Funds at fair value in accordance with procedures established in good faith by the Fund Board, which value ordinarily will be the value of an interest in an Investment Fund determined by the investment manager of the Investment Fund in accordance with the policies established by the Investment Fund, absent information indicating that such value does not represent the fair value of the interest.  The Fund could reasonably expect to receive this amount from the Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund’s interests in the Investment Funds.  Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that an Investment Fund’s reported valuation does not represent fair value.  If it is determined that the Investment Fund’s reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value.  As of September 30, 2012, no such adjustments were deemed necessary by the Adviser.  In addition, the Fund may not have an Investment Fund’s reported valuation as of a particular fiscal period end.  In such cases, the Fund would determine the fair value of such an Investment Fund based on any relevant information available at the time.  The Fund Board has also established procedures for the valuation of investment securities, if any, held directly by the Fund.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

(b) Income taxes – The Fund elects to be treated as, and qualifies as, a RIC under Subchapter M of the Code by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes.  Accordingly, no provision for federal income taxes was required.

In accounting for income taxes, the Fund follows the guidance in Financial Accounting Standards Board (“FASB”) ASC 740 (formerly FASB Interpretation No. 48), as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”.  ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements.  There were no uncertain tax positions as of September 30, 2012.

The Fund’s income and federal excise tax returns and all financial records supporting those returns are subject to examination by the Federal and Delaware revenue authorities.

At September 30, 2012, the Fund did not have any estimated net capital loss carryforwards.

(c)  Security transactions and investment income – The Fund’s transactions are accounted for on a trade-date basis.  Realized gains and losses on the Fund transactions are determined on the average cost basis.  Interest income is recognized on the accrual basis.  The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds.  That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

(d)  Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such account.  All interest income earned will be paid to the Fund.

(e)  Foreign currency translation - The Fund does not isolate the portion of the results of operations that is due to the change in foreign currency translation from changes in the market price of investments held or sold during the period. Assets and liabilities denominated in a foreign currency are translated into the U.S. dollar equivalent using the spot foreign currency exchange rate in effect at the time of reporting. Unrealized gains and losses from such translation are included in change in unrealized appreciation/depreciation from investments, derivatives, and foreign currency translation. Purchases and sales of investments and revenues and expenses denominated in foreign currencies are translated at the daily spot rates in effect at the time of the transaction.

(f)  Options purchased - When an option is purchased, an amount equal to the premium paid is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased.  Premiums paid for the purchase of options which expire unexercised are treated by the Fund on the expiration date as realized losses.  If a purchased put option is exercised, the premium is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss.  If a purchased call option is exercised, the premium increases the cost basis of the security or foreign currency purchased by the Fund.  Options purchased on an exchange are standardized while options purchased over the counter (“OTC”) have counterparty risk associated with them.

(g) Options written – When an option is written, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from written options which expire unexercised are treated by the Fund on the expiration date as realized gains.  If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss.  If a written put option is exercised, the premium reduces the cost basis of the security or foreign currency purchased by the Fund.

(h) Credit default swaps – The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk).  The Fund enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection).  The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indexes.  Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring).  Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs.  As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.  As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.  The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty.  Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

(i) Valuation of derivatives – The Fund has purchased and written index options and currency options outstanding as well as credit default swaps outstanding as of September 30, 2012.  The fair value of written and purchased index options can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund’s fair value hierarchy.  The fair value of written and purchased OTC currency options and credit default swaps can be determined by an independent pricing vender deemed reliable by management using a pricing model.  The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes.  The Fund generally categorizes these derivatives within Level 2 of the fair value hierarchy.  In instances where significant inputs are unobservable, they would be categorized within Level 3 of the fair value hierarchy.

(j)  Distributions – Distributions will be paid at least annually on the Shares in an amount representing substantially all of the net investment income and net capital gains, if any, earned each year.  Each investor (the “Members”) will automatically be a participant under the Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares.  Election by a Member not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by providing notice to the Fund.  No distributions to Members were made during the six month period ended September 30, 2012.

(k) Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Financial Statement.  Actual results could differ from those estimates.
(l) Fund expenses – The Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  Operating expenses also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and in compliance with, any applicable federal and state laws.

(m) Expense limitation agreement – Through January 31, 2013, the Adviser has contractually agreed to limit the total annualized ordinary fund-wide operating expenses to 2.25%.  Members holding limited liability company interests designated as Class I (“Class I Shares”) have no class-specific expenses.  Members holding limited liability company interests designated as Class A (“Class A Shares”) will pay (in addition to up to 2.25% in fund-wide expenses) an additional annualized amount of up to 0.75% (the investor distribution and servicing fee), for a total of up to 3.00%.  Ordinary fund-wide operating expenses exclude the Fund's borrowing and other investment-related costs, Investment Fund and related investment manager fees and expenses, taxes, litigation and indemnification expenses, judgments, and other extraordinary expenses not incurred in the ordinary course of the Fund's business.  Ordinary fund-wide operating expenses include the Fund's start-up, offering and organizational expenses.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

Accordingly, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s ordinary fund-wide operating expenses (exclusive of the investor distribution and servicing fee charged to Class A Shares) fall below the annualized rate of 2.25% per year. The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the Adviser deferred a fee or reimbursed an expense.  Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above.  As of September 30, 2012, amounts subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed the expense were as follows:

Amount                                                      Date
$465,139                                             March 31, 2014
$480,912                                             March 31, 2015

As of September 30, 2012, the amount of expense reimbursable by the Adviser and receivable to the Fund was $127,912.

(n)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund.  Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated and paid monthly based upon the Fund’s beginning of month net assets:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
0.050% of beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for financial statement preparation and other services.

The Bank of New York Mellon (the “Custodian”) serves as the Custodian to the Fund.  Under an agreement made between the Custodian and the Fund, the annual fee will be calculated and paid monthly based upon 0.020% of the Fund’s assets under custody.

The Fund also pays the Custodian certain fixed fees for transactions and other services.

(o) Recent accounting pronouncements – In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” which requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements.  The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either (1) offset in according with GAAP or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP.  The objective of this information is to enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of netting associated with certain financial instruments and derivative instruments in the scope of the update.  The pronouncement is effective January 1, 2013, and must be applied retrospectively.  At this time, management is evaluating the implications of adopting this change and its impact on the Fund’s financial statements, however no material impact is expected.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

3.  Related Party Transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Fees incurred with related parties during the year are disclosed in the Statement of Operations, and may include the following:

(a) Investor distribution and servicing fee – Under the terms of the wholesaling and placement agent agreement between the Fund and Alternative Strategies Brokerage Services, Inc. (the “Placement Agent”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services and account maintenance services to Members purchasing Class A Shares that are their customers.

The Fund pays a quarterly fee out of the net assets of Class A Shares at the annual rate of 0.75% of the aggregate net asset value of Class A Shares that have been outstanding for more than twelve (12) months, calculated and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid to the Placement Agent quarterly (the “Investor Distribution and Servicing Fee”).  The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to investor service providers and for the Placement Agent’s ongoing investor servicing.  Pursuant to the conditions of an exemptive order issued by the SEC, the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares.  Class I Shares are not subject to the Investor Distribution and Servicing Fee.

For the six months ended September 30, 2012, there were no Investor Distribution and Servicing Fees paid to the Placement Agent.

(b) Placement fees – Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the Placement Agent and its sub-agents are entitled to receive a placement fee based on the gross amount of Class A Shares purchased by a Member (the “Class A Share Placement Fee”). In determining the applicable Class A Share Placement Fee at the time of investments in Class A Shares, the amount of a Shareholder’s investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Shareholder’s investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Shareholder’s “Immediate Family Members” (as defined in the Fund’s subscription agreement).  The Shareholder must indicate in the subscription agreement who such “Immediate Family Members” are and the amounts of their investments.

The Class A Share Placement Fee shall be deducted from the initial or optional additional contribution provided by the Member and is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six months ended September 30, 2012, Class A Share Placement Fee paid by Members upon subscription into the Fund were $61,420.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

(c) Investment advisory fees – Amounts paid to the Adviser for the six months ended September 30, 2012 are disclosed in Note 4.

(d) Directors’ fees – For the six months ended September 30, 2012, the Fund paid Directors’ fees, including out of pocket expenses, of $23,677.  As of September 30, 2012, amounts payable to the Directors’ were $13,419.

4.  Investment Advisory Agreement

The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”). The Adviser also serves as investment adviser to other investment funds, some of which utilize a multi-manager, multi-strategy investment approach. Although the Adviser is registered with the CFTC as a “commodity trading adviser,” it operates the Fund as if it was exempt from registration under CFTC Rule 4.14(a)(8). The Fund is not required to register as a “commodity pool operator” pursuant to CFTC Rule 4.5.  It should be noted, however, that the CFTC has adopted certain rules that significantly affect the exemption available to the Fund.  These rules are not yet effective and their scope of application is still uncertain.  At this time, there is no certainty that the Fund, the Adviser, the Subadviser or other parties will be able to rely on these exclusions and exemptions in the future.  Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

Subject to policies adopted by the Fund Board and applicable law, the Adviser is responsible for appointing the Subadviser to manage the Fund’s investments, monitoring the Subadviser’s management of the Fund, and implementing the Fund’s compliance program.  Subject to the limitations set forth in the subadvisory agreement, the Adviser has the ability to restrict initial/additional investment in an Investment Fund and/or remove an Investment Fund from the portfolio, although it does not intend to use this ability to manage the portfolio or restrict the Subadviser's discretion.

The Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding Shares of the Fund calculated as of the last day of each month (before any repurchases of Shares).  The Management Fee paid to the Adviser, a related party to the Fund, for the six months ended September 30, 2012 was $311,898.  As of September 30, 2012, the Management Fee payable to the Adviser was $184,671.  The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser, and the Fund.

5.  Investment Fund Transactions

Purchases of Investment Funds for the six months ended September 30, 2012 were $30,752,602 and proceeds from redemptions of Investment Funds for the six months ended September 30, 2012 were $5,684,615.

6.  Derivative Transactions

The Fund enters into derivative contracts for risk management purposes such as to manage or hedge the Fund’s currency exchange risk, interest rate risk, credit risk and other risks.  During the six months ended September 30, 2012, the Fund entered into derivative contracts to hedge credit exposures of the broader portfolio.  The Fund’s hedge overlay includes a portfolio of single name CDS to hedge the aggregate risk based on their understanding of the underlying exposures of those managers.  The hedge overlay is used to reduce risk to broad market factors, not exposures to specific securities and it is not necessarily aimed to neutralize exposures, just to bring the portfolio in line with the desired posture given the portfolio objectives.  All derivative contracts must be fully backed by cash positions and may be OTC and/or exchanged traded.  Such derivative contracts may include forwards, futures, options, warrants, and/or swaps.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

Forwards are a tailored contract between two parties, where payment takes place at a specific time in the future at today’s pre-determined price.  Futures are contracts to buy or sell an asset on or before a future date at a price specified today.  Options are contracts that give the owner the right, but not the obligation, to buy or sell an asset.  The price at which the sale takes place is known as the strike price, and is specified at the time the parties enter into the option.  The option contract also specifies a maturity date.  Warrants are long dated options, usually longer than one year, which are traded OTC.  Swaps are contracts to exchange cash flows on or before a specified future date on the underlying value of currencies exchange rates, bonds/interest rates, commodities exchange, stocks or other assets.  As of September 30, 2012, the Fund has written currency options, written index options, purchased currency options, purchased index options, and entered into credit default swap agreements.  The counterparty for the Fund’s derivative transactions is Morgan Stanley Capital Services, Inc.

The monthly average notional of options was JPY 6,195,000 for the six months ended September 30, 2012.  The monthly average notional of index options was USD 9 for the six months ended September 30, 2012.  The monthly average notional of credit default swaps was USD 3,493,500 and EUR 578,786 for the six months ended September 30, 2012.

The Fund’s derivatives are not considered to be hedging instruments under US GAAP and, therefore, the Fund accounts for derivatives at fair value on the Statement of Assets and Liabilities.  As of September 30, 2012, the net change in unrealized appreciation/depreciation on written option contracts recorded on the Statement of Operations was $6,989, the net change in unrealized appreciation/depreciation on credit default swaps recorded on the Statement of Operations was $(46,510), and the net change in unrealized appreciation/depreciation on purchased option contracts was $(3,077).

Transactions in options contracts for the six months ended September 30, 2012 were as follows:

Currency options purchased	JPY
	Notional	Cost
Balance at April 1, 2012	71,700,000	$8,236

Balance at September 30, 2012	71,700,000	$8,236

Currency options written	JPY	Premiums
	Notional	Received
Balance at April 1, 2012	77,895,000	$5,500

Balance at September 30, 2012	77,895,000	$5,500

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

Index options purchased	Number of
	Contracts	Cost
Balance at April 1, 2012	16	$44,288

Options purchased	28	107,264
Options terminated in closing buy transactions	(11)	(32,723)
Options expired	(16)	(45,398)
Balance at September 30, 2012	17	$73,431

Index options written	Number of
	Contracts	Cost
Balance at April 1, 2012	28	$39,436

Options written	50	107,339
Options terminated in closing sell transactions	(16)	(26,812)
Options expired	(28)	(38,675)
Balance at September 30, 2012	34	$81,288

7.  Investments in Investment Funds

The Adviser and Subadviser monitor the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements in the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, and in depth conference calls and site visits with the Investment Fund portfolio managers.

Complete information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets as of September 30, 2012.

The following table summarizes the Fund’s investments in the Investment Funds as of September 30, 2012, none of which were related parties.  The Fund indirectly bears fees and expenses as an investor in the Investment Funds.  Each investment in each Investment Fund pays the investment manager of the Investment Fund a management fee.  The fee rate varies and ranges from 1.0% to 2.6% per annum of the net asset value of that Investment Fund. Additionally, the investment manager/general partner of the Investment Fund generally receives an incentive fee/allocation from each investment ranging from 10% to 25% of any net new appreciation of that series as of the end of each performance period for which an incentive fee/allocation is calculated.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

	% of Investment		Net Change in	Realized		Primary
	Fund's Total		Appreciation/	Gain	Redemptions	Geographic
Investment Fund	Fair Value	Fair Value	Depreciation	(Loss)	Permitted	Location
Redwood Offshore Fund Ltd	6.8%	$4,117,281	$217,281	$-	Biennial	Cayman Islands
Serengeti Lycaon Overseas Ltd	5.7	3,424,335	206,558	2,303	Annually	Cayman Islands
Perella Weinberg Partners Asset Based Value Offshore Fund LP	5.6	3,344,860	129,331	-	Quarterly	Cayman Islands
Mariner-Tricadia Credit Strategies Ltd	5.5	3,287,510	99,812	-	Quarterly	Cayman Islands
SRS Partners Ltd	5.4	3,275,385	(92,403)	117,788	Quarterly	Cayman Islands
Jet Capital Concentrated Offshore Fund Ltd	5.4	3,255,663	54,223	-	Monthly	Cayman Islands
Pine River Fixed Income Fund Ltd	5.1	3,070,609	376,852	-	Quarterly	Cayman Islands
Venor Capital Offshore Ltd	5.0	2,999,141	99,141	-	Semi-Annually	Cayman Islands
CQS ABS Feeder Fund Ltd	4.5	2,695,589	193,306	-	Quarterly	Cayman Islands
Autonomy Global Macro Fund Ltd	4.4	2,664,973	164,973	-	Monthly	Cayman Islands
Marble Arch Offshore Partners Ltd	4.2	2,554,925	83,672	-	Semi-Annually	Cayman Islands
Anchorage Capital Partners Offshore Ltd	4.2	2,499,004	92,272	-	Annually	Cayman Islands
Cadian Offshore Fund Ltd	4.0	2,417,386	9,584	8,390	Quarterly	Cayman Islands
Pelham Long/Short Fund Ltd	4.0	2,386,633	12,564	-	Monthly	Bermuda
Drawbridge Special Opportunities Fund LP*	3.4	2,052,639	157,623	-	Annually	United States
BlueCrest Capital International Ltd	3.4	2,047,448	41,007	16,783	Quarterly	Cayman Islands
COMAC Global Macro Fund Limited	2.8	1,673,634	(46,070)	-	Monthly	Cayman Islands
Silver Lake Credit Fund (Offshore) Ltd	2.4	1,432,385	2,031	-	Semi-Annually	Cayman Islands
Saba Capital Leveraged Offshore Fund Ltd	2.3	1,371,190	(4,223)	-	Quarterly	Cayman Islands
Fox Point Offshore Ltd	2.3	1,366,647	54,274	-	Semi-Annually	Cayman Islands
D.E. Shaw Oculus International Fund	2.2	1,341,907	49,372	-	Quarterly	Cayman Islands
Squadra Equity Fund Ltd	2.2	1,341,365	(58,635)	-	Monthly	Cayman Islands
WCG Offshore Fund Ltd	1.8	1,114,361	46,566	-	Quarterly	Cayman Islands
Pershing Square International Ltd	1.7	1,038,138	38,138	-	Annually	Cayman Islands
Garrison Special Opportunities Fund LP*	1.6	961,677	(19,516)	(4,381)	Annually	United States
JHL Capital Group Fund Ltd	1.1	661,562	18,920	(12,311)	Quarterly	Cayman Islands
BH Macro Ltd	0.8	476,250	13,000	-	Daily	Guernsey
Third Point Offshore Investors Ltd	0.7	410,800	32,800	-	Daily	Guernsey
QVT Onshore, LP*	0.5	281,147	(14,637)	26	Quarterly	Cayman Islands
D. E. Shaw Composite Fund LLC*	0.2	96,293	(6,242)	961	In Liquidation	United States
QVT SLV Onshore Ltd*	0.2	95,980	27,050	5,152	In Liquidation	United States
Tyticus Partners II Ltd	0.2	95,131	(6,481)	-	In Liquidation	Cayman Islands
Archer SPE I LLC*	0.1	73,298	(217)	-	In Liquidation	United States
TPG-Axon Partners LP*	0.1	71,391	(6,309)	(3,550)	In Liquidation	United States
Archer Capital Fund LP*	0.1	56,191	(689)	367	In Liquidation	United States
QVT Special Investment Onshore Fund Ltd*	0.1	33,616	3,003	-	In Liquidation	United States
Halcyon Structured Opportunities Fund LP*	0.0	23,611	(2,801)	(445)	In Liquidation	United States
Anchorage Capital Partners LP	0.0	6,950	(4,434)	(61)	Annually	United States
683 Capital Partners LP*	0.0	-	6,893	(16,170)	Quarterly	United States
Brevan Howard Asia Fund LP	0.0	-	(34,263)	34,421	Monthly	United States
Brevan Howard LP	0.0	-	(180,687)	194,997	Monthly	United States
Davidson Kempner Partners	0.0	-	-	50	Semi-Annually	United States
Expo Health Sciences Fund Ltd	0.0	-	161,264	(248,072)	Quarterly	Cayman Islands
Sandelman Partners Opportunity Fund LLC	0.0	-	-	2,363	Quarterly	United States
Soundpost Capital LP	0.0	-	-	(1,227)	Quarterly	United States
Total Investments in Investment Funds	100.0%	$60,116,905	$1,913,903	$97,384

* Investment Fund held in ASGI Special Asset Holdings, Inc.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of September 30, 2012.

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short).  Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions.  Investment managers in this strategy usually employ a low to moderate degree of leverage.

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy.  Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return.  The use of leverage varies considerably.

Global Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities.  Investment managers utilizing macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments.  Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted.  In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund.  Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Investment Funds.  The Fund had no unfunded capital commitments as of September 30, 2012.

8.  Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value.  Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of fiscal year end.  All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's members' capital as of September 30, 2012 is as follows:

	Total Fair Value at	Quoted	Other Significant	Significant
Description	September 30, 2012	Prices	Observable Inputs	Unobservable Inputs
Other Financial Instruments
Assets
Purchased Options	$45,920	$45,915	$5	$-
Credit Default Swaps	30,335	-	30,335	-
Liabilities
Written Options	(59,477)	(59,475)	(2)	-
Credit Default Swaps	(32,037)	-	(32,037)	-
Equity Sold Short	(175,700)	(175,700)	-	-
Investment Funds
Event Driven/Distressed	24,247,035	-	7,921,493	16,325,542
Global Macro	6,024,349	476,250	4,120,482	1,427,617
Long/Short Equity	15,524,232	410,800	5,103,539	10,009,893
Relative Value	14,321,289	-	9,915,114	4,406,175
Total Investments	$59,925,946	$697,790	$27,058,929	$32,169,227

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in
Investment Funds

Balance, as of April 1, 2012	$13,469,744
Realized gain	15,102
Realized loss	(33,840)
Change in unrealized appreciation/depreciation	1,393,455
Purchases	20,154,905
(Sales)	(951,083)
Transfers into Level 3	2,281,114
Transfers (out) of Level 3	(4,160,170)
Balance, as of September 30, 2012	$32,169,227

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

There were no transfers between Level 1 and Level 2 investments for the six months ended September 30, 2012.  Transfers from Level 2 into Level 3 for the six months ended September 30, 2012 was $2,281,114.  Transfers from Level 3 into Level 2 for the six months ended September 30, 2012 was $4,160,170.  The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of September 30, 2012 was $1,393,455.

9.  Capital Share Transactions

The Fund offeres two separate classes of shares, Class A Shares and Class I Shares to investors eligible to invest in the Fund.

The Fund accepts initial and additional subscriptions for Shares on subscription dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant net asset value per Share of the Fund as of the end of the last calendar day of the prior month.  All Class A Share subscriptions accepted into the Fund are received net of Class A Share Placement Fees charged.  The Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Members, the Fund may from time to time offer to repurchase Units pursuant to written tenders by Members. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion.  The Adviser expects to recommend ordinarily that the Fund Board authorize the Fund to offer to repurchase Shares from Members quarterly.  If the interval between the date of purchase of Shares and repurchase of Shares is less than 180 calendar days, then such repurchase will be subject to a 2% early withdrawal fee.

For the six months ended September 30, 2012, transactions in the Fund's Shares were as follows:

	Subscriptions		Tenders
	(in Units)	Subscriptions	(in Units)	Tenders
Class I	334,237.392	$34,353,000	(129,921.554)	$(13,485,565)
Class A	30,040.357	3,009,580	-	-
	364,277.749	$37,362,580	(129,921.554)	$(13,485,565)

10.  Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred.  However, based on the Adviser and Subadviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

11.  Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
As of and for the Six Months Ended September 30, 2012

leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

12.  Line of Credit Arrangements

The Fund maintains a committed, secured line of credit with Société Générale.  The facility had the following terms: (a) interest rate of applicable LIBOR rate plus 1.75% per annum, (b) a commitment fee of 0.80% per annum of the unborrowed commitment amount, and (c) a committed amount of $4,000,000.

For the six months ended September 30, 2012, the Fund had no borrowings and as of September 30, 2012, there was no outstanding balance under the line of credit facility.

Commitment fees of $16,000 were expensed and are included in the accompanying statement of operations.  Commitment fees payable as of September 30, 2012 were $2,489.

The Fund is required to meet certain financial covenants, such as limiting the amount of debt, as defined in the line of credit facility, to be the lesser of (a) 30% of the Fund’s members’ capital and (b) 100% of the Fund’s members’ capital minus the capital-at-risk as defined in the line of credit facility.

13.  Federal Income Tax Information

Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These book-to-tax differences are either temporary or permanent in nature.

Dividends and distributions on the Fund’s Shares are generally subject to federal income tax to the extent they do not exceed the Fund’s earnings and profits. Such distributions are likely to occur in respect of Shares purchased at a time when a Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed.  Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

The tax character of distributions paid by the Fund and any reclassifications necessary relating to disallowed expenses and gains (losses) on derivative investments will be determined as of the Fund’s taxable year end of October 31, 2012.

14.  Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date of financial statement issuance.

Subsequent to the period end, the Fund received additional capital contributions of $5,541,000.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

Tax Information

Certain distributions paid by the Fund may qualify for the corporate dividends received deduction.  The percentage of ordinary income distributions paid (if any) which qualify for the corporate dividends received deduction will be determined as of the Fund’s taxable year end of October 31, 2012.

Nature, Extent and Quality of Services

The Fund Board reviewed and considered the nature and extent of the investment advisory and subadvisory services proposed to continue to be provided by the Adviser and the Subadviser to the Fund under the Agreements, including the selection of securities, allocation of the Fund’s assets among, and monitoring performance of, underlying funds, evaluation of risk exposure of underlying funds, experience of underlying funds’ managers, management of short-term cash and operations of underlying funds, and day-to-day portfolio management and general due diligence examination of underlying funds before and after committing assets of the Fund for investment. The Fund Board also reviewed and considered the nature and extent of the non-advisory and administrative services to be provided by the Adviser, including, among other things, providing to the Fund office facilities, equipment, and personnel. The Fund Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser and Subadviser who would provide the investment advisory and administrative services to the Fund.  The Fund Board determined that the Adviser’s and Subadviser’s portfolio managers and key personnel are well qualified based on their educational and/or training and experience to perform the services in an efficient and professional manner.  The Fund Board also took into account the Adviser’s and the Subadviser’s compliance policies and procedures, including the procedures used to determine the fair value of the Fund’s assets.  The Fund Board concluded that the overall quality of the proposed advisory, subadvisory, and administrative services was satisfactory.

The Fund Board reviewed the proposed advisory and subadvisory fee rates and anticipated total expense ratio of the Fund. The Fund Board compared the proposed advisory fee, subadvisory fee and total expense ratio for the Fund with various comparative data, including a report prepared by the Adviser comparing the proposed fees payable by the fund to those payable by other comparable funds. The Fund Board noted that the proposed fees payable to the Adviser and the Subadviser were comparable to the fees payable to the advisers and, where applicable or identifiable, subadvisers of other similarly situated funds. The Fund Board concluded that the advisory fee, subadvisory fee and total expense ratio of the Fund were reasonable and satisfactory in light of the anticipated services to be provided.

Economies of Scale

The Fund Board considered the Fund’s advisory fee of 1.25% and concluded that the fee was reasonable and satisfactory in light of the services to be provided. The Fund Board also determined that, given the relative size of the Fund, economies of scale were not likely to be present or were not a significant factor at this time.

Profitability of Adviser and its Affiliates

The Fund Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and each of its affiliates.  Based on the review of the information they received, the Fund Board members concluded that the profits earned, if any, by the Adviser and each of its affiliates, were reasonable.  The Fund Board did not consider the costs of the services provided and profits, if any, realized by the Subadviser from the relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rates on behalf the Fund.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

Benefits to be Derived by Adviser and /or Subadviser from the Relationship with the Fund

The Fund Board considered the “fall-out” or ancillary benefits that may accrue to the Adviser and/or Subadviser as a result of the advisory relationships with the Fund.  In this regard, the Board noted that no soft-dollar research exists or is significant, in light of the investments in underlying funds and that "fall-out" benefits to the extent they exist are not a material factor with regard to approving the Agreements.

General Conclusion

Based on its consideration of all factors that it deemed material, the Fund Board, including all of the Independent Managers (as defined below), determined that the Fund’s advisory fee is fair and reasonable with respect to the quality of services that the Adviser and the Subadviser provide and in light of the other factors that had been discussed and deemed relevant by the Fund Board. The Fund Board noted that it had based its decision on evaluation of all of the factors as a whole and did not consider any one factor as all-important or controlling in determining whether to approve the Agreements. After discussion, upon motion duly made and seconded, the Independent Managers, and then all of the Fund Board.

The Board of Managers of the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The managers of the Fund Board (“Managers”) are not required to hold Interests in the Fund. A majority of the Managers are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Managers”). The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Managers and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Manager who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Manager”), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

Managers

Name and Age(1)	Position(s) with the Funds	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Manager	Other Directorships Held by Manager During the Last 5 Years
Adam Taback* Age: 41	Manager, President	Since 2010	President, Alternative Strategies Group, Inc., since 2001; President, Wells Fargo Alternative Asset Management, LLC, since 2011; President, Alternative Strategies Brokerage Services, Inc., since 2010.	4
Chairman of the Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Trustee, ASGI Agility Income Fund, since 2010; Chairman of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) with the Funds	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Manager	Other Directorships Held by Manager During the Last 5 Years
James Dean Age: 56	Manager	Since 2010	Dean, Associate Dean, Kenan-Flagler Business School, UNC Chapel Hill, since 1998.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Trustee, ASGI Agility Income Fund, since 2010; Member of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

James Dunn Age: 39	Manager	Since 2010	Vice President, Chief Investment Officer, Wake Forest University, since 2009; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Trustee, ASGI Agility Income Fund, since 2010; Member of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

Stephen Golding Age: 63	Manager	Since 2010	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010.	4
Trustee, Washington College, since 2003; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Trustee, ASGI Agility Income Fund, since 2010; Member of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Trustee, Wells College, since September 2012.

James Hille Age: 51	Manager	Since 2010	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Texas Teachers, 1995-2006.	4
Trustee, Employees Retirement System of Fort Worth, 2007-2011; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Trinity Valley School, since 2009; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Trustee, ASGI Agility Income Fund, since 2010; Member of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Board Member, Investment Advisory Committee of Employee Retirement System of Texas, since 2011; Trustee, Silver Ventures Inc., since 2012.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) with the Funds	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Manager	Other Directorships Held by Manager During the Last 5 Years
Jonathan Hook Age: 54	Manager	Since 2010	Vice President, Chief Investment Officer, The Ohio State University, since 2008; Chief Investment Officer, Baylor University, 2001-2008.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Trustee, ASGI Agility Income Fund, since 2010;  Member of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011.

Dennis Schmal Age: 65	Manager	Since 2011	Self-employed; Board Director and Consultant.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2011; Trustee, ASGI Agility Income Fund, since 2011;  Member of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2008; Director of Grail Advisors ETF Trust (5 Funds) 2009-2011; Director of the Genworth Financial GuideMark mutual funds (9 Funds), since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation, since 2005; Director, Sitoa Global Inc., since 2012; Director of Varian Semiconductor Equipment Associates, from 2004 to 2011; Director of Merriman Holdings, Inc., since 2003; Director of North Bay Bancorp from 2006 to 2007.

*     Indicates an Interested Manager.

(1)	As of September 30, 2012.

(2)
Each Manager serves until death, retirement, resignation or removal from the Board.  Any Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Managers not subject to the removal vote (but only if there are at least three Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(3)	The “Fund Complex” is currently comprised of four closed-end registered investment companies.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

Principal Officers who are not Managers:

Name and Age(1)	Position(s) with the Funds	Length of Time Served(2)	Principal Occupation During Past Five Years
Michael Roman Age: 32	Treasurer	Since 2010
Treasurer, Wells Fargo Alternative Asset Management, LLC, since 2011; Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc; 2003-2006.

Britta Patterson Age: 39	Secretary	Since 2010	Director, Chief Administrative Officer, and Senior Vice President Alternative Strategies Group, Inc., since 2005.
Lloyd Lipsett Age: 48	Assistant Secretary	Since 2010	Vice President, Senior Counsel, Wells Fargo & Company, since 2009; Senior Vice President, Counsel, Wachovia Corporation (predecessor to Wells Fargo & Company), 2004-2009.
Ankit Patel Age: 32	Assistant Treasurer	Since 2010	Senior Fund Reporting Analyst, Alternative Strategies Group, Inc., since 2008; Account Manager, State Street Corporation, 2006-2007; Senior Fund Accountant, State Street Corporation, 2005-2006.
Doretta Dunegan Age: 55	Chief Compliance Officer, Secretary	Since August 1, 2011
Chief Compliance Officer of Alternative Strategies Group, Inc., since 2011;Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; Chief Compliance Officer of Wells Fargo Alternative Asset Management, LLC,  from 2005 to 2012; Chief Compliance Officer of Nelson Capital Management, LLC from 2005 to 2009.

Yukari Nakano Age: 60	Chief Operating Officer	Since 2010	Chief Operating Officer, Wells Fargo Alternative Asset Management, LLC, since 2011; Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.

(1)	As of September 30, 2012.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (886) 440-7460 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	December 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	December 6, 2012

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	December 3, 2012

* Print the name and title of each signing officer under his or her signature.